Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net income	$ 1,415,745	$ 1,669,357	$ 1,688,859
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	21,881	355,738	378,594
Loss on disposal of property, plant and equipment			94
Interest income	(21,699)	(6,525)	(6,522)
Net investment loss (gain)	19,363	(103,375)	(99,574)
(Reversal of) doubtful accounts of receivables and advances to suppliers	(6,442)	(123,754)	(33,519)
(Reversal of) provision for obsolete inventories	2,217	(5,317)	6,783
Deferred income tax	177,029	340,624	242,296
Changes in operating assets and liabilities:
Short-term investment –trading securities	2,418,675	(2,625,216)	(174,379)
Accounts receivable	(2,490,725)	(1,100,056)	934,525
Accounts receivable - related party	499,933	578,157	186,223
Advances to suppliers	560,352	(184,369)	(848,649)
Deferred offering cost	60,000	155,915	(335,898)
Inventory	(57,899)	(276,672)	397,603
Prepaid expenses and other current assets	89,583	769,913	(673,019)
Due from related party			708
Accounts payable	225,198	127,422	172,025
Deferred revenue	261,856	12,089	(58,463)
Taxes payable	488,419	327,807	159,464
Due to related parties	(3,320)	1,062	2,843
Accrued expenses and other current liabilities	163,884	(127,375)	(7,144)
Net cash provided by (used in) operating activities	3,824,050	(214,575)	1,932,850
Investing Activities
Advance payment for software development	(117,617)	(25,582)	(285,346)
Loans to third parties	(5,498,997)	(356,595)	(144,925)
Repayment from third-party loans	199,463	317,059
Purchases of held-to-maturity investments	(1,932,080)	(1,240,329)	(2,463,732)
Redemption of held-to-maturity Investments		1,705,453	2,028,956
Net cash (used in) provided by investing activities	(7,349,231)	400,006	(865,047)
Financing activities:
Borrowing from third parties	2,749,498
Net cash provided by financing activities	2,749,498
Effect of exchange rate changes on cash and equivalents	(112,465)	44,323	17,531
Net (decrease) increase in cash	(888,148)	229,754	1,085,334
Cash and equivalents at beginning of year	2,091,308	1,861,554	776,220
Cash and equivalents at end of year	1,203,160	2,091,308	1,861,554
Supplemental disclosures of cash flow information:
Cash paid for income taxes	45,002	32,646	26,300
Non-cash transactions:
Operating right-of-use assets recognized for related operating lease liabilities	$ 6,820